Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 12,328	$ 14,268
Work in progress	360	2,633
Finished products	51,551	48,653
Inventories	64,239	65,554
Inventories shipped to customers	20,851	19,266
Inventory write-off	396	904	3,483
Inventory write-off provision	$ 3,252	$ 2,887